Segment and geographic information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment and geographic information
Note 17: —Segment and geographic information

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Year ended December 31,
	2021	2020	2019
U.S.	$154,360	$100,706	$57,938
Europe	77,019	48,331	25,181
Asia Pacific	38,437	22,814	13,356
Rest of the world	24,991	15,715	9,374
Israel	2,855	1,944	1,224
	$297,662	$189,510	$107,073

Long lived assets (including ROU assets) by geographical areas was as follows:

	December 31,
	2021	2020
Israel	$16,175	$18,733
U.S. and other	2,107	3,143
	$18,282	$21,876